Warrant Liability - Assumption Model (Details) - Year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	2.54%	3.45%
Expected life (years)	3.1	5.0
Expected volatility (%)	43.00%	40.70%
Dividend yield (%)	0.00%	0.00%
Derivative Liability
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	258.00%	0.00%
Expected life (years)	1.28	0
Expected volatility (%)	4816.00%	0.00%
Dividend yield (%)	0.00%	0.00%